Schedule of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
StockBasedCompensationExpenseLineItems [Line Items]
Total stock-based compensation expense	$ 231	$ 1,067
General and Administrative Expense [Member]
StockBasedCompensationExpenseLineItems [Line Items]
Total stock-based compensation expense	154	723
Cost of Revenue [Member]
StockBasedCompensationExpenseLineItems [Line Items]
Total stock-based compensation expense	21	44
Selling and Marketing Expense [Member]
StockBasedCompensationExpenseLineItems [Line Items]
Total stock-based compensation expense	38	170
Research and Development Expense [Member]
StockBasedCompensationExpenseLineItems [Line Items]
Total stock-based compensation expense	$ 18	$ 130